U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

               Pre-Effective Amendment No.
                                            -----------

               Post-Effective Amendment No.      6
                                            -----------

     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

               Amendment No.       7
                             -------------

                        (Check appropriate box or boxes)

                        THE GANNETT WELSH & KOTLER FUNDS

               (Exact Name of Registrant as Specified in Charter)

                               222 Berkeley Street
                           Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (617) 236-8900

                             T. Williams Roberts III
                        The Gannett Welsh & Kotler Funds
                               222 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Tina D. Hosking
                         Integrated Fund Services, Inc.
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

/ /   immediately upon filing pursuant to paragraph (b)
/X/  on February 1, 2001 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(6)
/ /  on [date] pursuant to paragraph (a) of Rule 485
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of Rule 485

     The Registrant has registered an indefinite number of shares of beneficial interest of its GW&K Equity Fund, its GW&K Government Securities Fund, its GW&K Large Cap Growth Fund and its GW&K Small Cap Growth Fund under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                                                      PROSPECTUS
                                                                February 1, 2001


                        THE GANNETT WELSH & KOTLER FUNDS
                               222 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (617) 236-8900


                                GW&K EQUITY FUND
                           GW&K LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------

     Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, manages each Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974.

     This Prospectus sets forth concisely the information about the Funds that you should know before investing. Please retain this Prospectus for future reference.

TABLE OF CONTENTS
-----------------
Risk/Return Summary ........................................................   2
Expense Information ........................................................   6
How to Purchase Shares .....................................................   7
Shareholder Services .......................................................   8
How to Redeem Shares .......................................................   9
Exchange Privilege .........................................................  10
Dividends and Distributions ................................................  11
Taxes ......................................................................  12
Operation of the Funds .....................................................  13
Distribution Plan ..........................................................  13
Calculation of Share Price .................................................  14
Financial Highlights .......................................................  16
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
-------------------

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     The GW&K EQUITY FUND (the "Equity Fund") seeks long-term total return, from a combination of capital growth and growth of income, by investing in a diversified portfolio of equity securities.

     The GW&K LARGE CAP GROWTH FUND (the "Large Cap Growth Fund") seeks long-term growth of capital by investing in a portfolio of large capitalization equity securities.



     Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?


     The Adviser pursues flexible long-term investment policies emphasizing companies with strong balance sheets and growth potential, i.e., companies which are in industries or markets which are expanding or which have business lines that demonstrate potential for growth in sales and earnings or cash flow. These companies are expected to have earnings and cash flow growth the same as, or greater than, that of comparable companies in similar industries. The Adviser recognizes that a prime determinate of a strategy's success, whether for the Equity Fund or the Large Cap Growth Fund, is the quality of the Adviser's research. The Adviser therefore devotes an extraordinary amount of time to developing original investment ideas with support from an array of information networks and long-term brokerage relationships. The Adviser's proprietary research includes meetings and conversations with company management, verification of Wall Street earnings estimates with independent fundamental research and calculation of the potential upside/downside risk of each stock it considers purchasing. The Adviser examines sell-side research, reviews industry fundamentals, analyzes company financial statements, and focuses on trends in a company's historical, current and future earnings and/or revenue growth.

     Both Funds normally will be fully invested (subject to liquidity needs) in portfolios of primarily domestic common stocks. When the Adviser believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when in the judgment of the Adviser it is otherwise warranted in selling to manage the respective Fund's portfolios, the Funds may temporarily hold for defensive purposes all or a portion of their assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper rated A-3 or better by S&P or Prime-3 or better by Moody's, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. Investments by a Fund in shares of money market investment companies may result in duplication of Advisory, administrative and distribution fees. When taking a temporary defensive position, a Fund may not achieve its investment objective.

     Various factors may lead the Adviser to consider selling a security, such as a significant change in the company's senior management or its products, a deterioration in its fundamental characteristics, or if the Adviser believes the security has become overvalued.

THE EQUITY FUND

     The EQUITY FUND will, under normal circumstances, have at least 65% of its total assets invested in the common stocks of domestic companies. The Adviser uses a bottom-up stock selection approach, focusing on specific companies rather than the overall market level, industry sectors or particular economic trends. The Fund intends to invest primarily in companies which are leaders in their respective industries (i.e., leaders in sales, earnings, services provided, etc.). The Fund may invest in small, medium or large capitalization companies. The Fund will also purchase securities which the Adviser believes are undervalued or attractively valued. The Adviser assesses value using measures such as price-to-earnings and market price to book value ratios in comparison with similar measures for companies included in the Standard & Poor's 500 Index ("S&P 500 Index"). In addition to seeking capital growth, the Fund seeks to achieve growth of income by investing in securities currently paying dividends. The Fund may also buy securities that are not paying dividends but offer prospects for capital growth or future income, based upon the Adviser's analysis of overall market conditions and the individual companies' potential for growth or payment of dividends.

     The Adviser intends to assemble a portfolio of securities diversified as to company and industry. The Adviser expects that each economic sector within the S&P 500 Index will be represented in the Fund's portfolio. The Adviser will consider increasing or reducing the Fund's investment in a particular industry in view of the Fund's goal of achieving industry diversification.

     If the Adviser believes that substantial price risks exist for common stocks and that market indicators point to lower interest rates, the Fund may, in seeking to achieve its investment objective, invest up to 35% of its net assets in U.S. Government obligations of any maturity rated at least investment grade. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. Some of the securities issued by U.S. Government agencies or instrumentalities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

THE LARGE CAP GROWTH FUND

     The LARGE CAP GROWTH FUND will normally hold a core portfolio of 20-30 companies that the Adviser identifies as industry leaders through in-depth company and industry research. The Adviser uses an approach that combines "top-down" macroeconomic themes with "bottom-up" stock selection. "Top-down" macroeconomic themes include overall market factors such as interest rates, inflation, the development and sustainability of economic trends, industry consolidation, the regulatory environment and the global competitive landscape. As a result of this "top-down" analysis, the Adviser identifies sectors, industries and companies that should benefit from the overall trends the Adviser has observed. "Bottom-up" stock selection involves looking at individual companies rather than the overall market, examining such factors as a company's specific market expertise or dominance, its franchise durability and pricing power, its fundamentals (e.g., a strong balance sheet, improving returns on equity and ability to generate free cash flow), its strength and experience of management, and its reasonable valuation in relation to projected growth rates. The Adviser will seek out companies with positive growth trends in expanding markets, and that recognize and exploit important macroeconomic trends ahead of their competition. The Large Cap Growth Fund is a non-diversified fund.


The Adviser emphasizes three principal trends:


o Technology Revolution: Growth of the Internet, Emergence of Broadband Communications and Productivity Enablers (e.g., computer hardware, software, service providers).
o Demographics: "Graying" of America (e.g., healthcare, pharmaceuticals, biotechnology), Baby Boomer Effect, and Wealth Accumulation and Transfer.
o Global Leaders: the Globalization of Economies and Brand Recognition (e.g., companies with strong brand franchises that can be leveraged to take advantage of global opportunities).

     The Adviser starts with a universe of companies whose market capitalizations exceed $5 billion. This universe is then narrowed by screening for companies that have a history of positive sales, earnings and cash flow growth, and have strong projected growth potential. Research is then focused on specific industries the Adviser believes will be primary beneficiaries of the macroeconomic trends discussed in the preceding paragraph. Industry-level research within the large company universe and an understanding of the competition of the selected companies is an important component in the Adviser's investment process.



WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

     MARKET RISK. The risk of losing money due to general market movements is called market risk. The return on and value of an investment in each of the Funds will fluctuate in response to stock market movements. Investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidation, and the fluctuations due to a company's earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Funds.


     INTEREST RATE RISK. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. To the extent the Equity Fund is invested in such obligations, it will be subject to these fluctuations. Obligations with longer maturities generally offer both higher yields and greater exposure to market fluctuations from changes in interest rates. Consequently, to the extent the Equity Fund is invested in obligations with longer maturities, there is a possibility of greater fluctuation in the Equity Fund's NAV.

     SMALL AND MEDIUM CAPITALIZATION SECURITY RISK. Small and medium capitalization securities are more likely to experience higher price volatility and may have limited liquidity. Small and medium-sized companies may have limited product lines or financial resources, or may be dependent upon a particular niche of the market or a smaller or more inexperienced management group than larger companies. To the extent the Equity Fund invests in small and medium capitalization securities, the Fund will be exposed to these risks.

     NON-DIVERSIFICATION RISK. As a non-diversified fund, the Large Cap Growth Fund may invest greater than 5% of its respective total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

     SECTOR OVER-WEIGHTING RISK. The Large Cap Growth Fund may be, at various times, overweighted in one or more sectors of the economy. That is, the Fund may invest a significant percentage of its assets in the securities of a single sector. When a Fund is overweighted in a sector, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a fund that is not sector overweighted.


     An investment in the Funds is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE SUMMARY

     The bar chart and performance table shown below provide an indication of the risks of investing in the Equity Fund by showing the changes in the performance of the Fund from year to year since the Fund's inception and by showing how the average annual returns of the Fund compare to those of a broad-based securities market index. How the Equity Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[bar chart]


25.52%     17.68%     31.28%     12.83%
1997       1998       1999       2000


During the period shown in the bar chart, the highest return for a quarter was 24.53% during the quarter ended December 31, 1999 and the lowest return for a quarter was -17.11% during the quarter ended September 30, 1998.

Average Annual Total Returns For Periods Ended December 31, 2000
----------------------------------------------------------------

                                                       Since Inception
                                     One Year        (December 10, 1996)
                                     --------        -------------------
The GW&K Equity Fund                  12.83%               21.37%
Standard & Poor's 500 Index*          -9.11%               16.30%
Russell 2000 Index**                  -3.02%                8.76%


* The Standard & Poor's 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.
** The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index - an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.


     The bar chart and the performance table for the Large Cap Growth Fund is omitted because the Fund has not completed one full calendar year of operation.


EXPENSE INFORMATION
-------------------

THIS TABLE DESCRIBES FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)


                                                                       GW&K
                                                              GW&K     LARGE CAP
                                                              EQUITY   GROWTH
                                                              FUND     FUND
                                                              ----     ----
Maximum Sales Charge (Load) Imposed on Purchases              None     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends   None     None
Redemption Fee                                                None     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                 GW&K
                                                  GW&K           LARGE CAP
                                                  EQUITY         GROWTH
                                                  FUND           FUND
                                                  ------         ------
Management Fees                                     1.00%          1.00%
Distribution (12b-1) Fees                            .00%           .25%
Other Expenses                                       .33%           .25%(B)
                                                  ------         ------
Total Annual Fund Operating Expenses                1.33%(A)       1.50%
                                                  ======         ======
Fee Waiver and Expense Reimbursements                               .25%(C)
                                                                 ======
Net Expenses                                                       1.25%(C)
                                                                 ======

(A) The Adviser has voluntarily agreed to waive management fees and/or reimburse Fund expenses to the extent necessary to limit total Fund operating expenses to 1.25% of the Fund's average daily net assets. However, this arrangement may be modified or terminated at any time at the option of the Adviser.

(B)  Other Expenses are based on estimated amounts for the current fiscal year.

(C) Pursuant to a written contract between the Adviser and the Large Cap Growth Fund, the Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses to the extent necessary to limit total Fund operating expenses to 1.25% of the Fund's average daily net assets. The Adviser has agreed to maintain this expense limitation through February 1, 2002.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions were reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


THE EQUITY FUND

               1 Year          3 Years          5 Years          10 Years
               $  135          $  421           $  729           $1,601

THE LARGE CAP GROWTH FUND

               1 Year          3 Years
               $  127          $  450


HOW TO PURCHASE SHARES
----------------------


     Your initial investment in the Funds ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Funds may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Funds are sold on a continuous basis at the net asset value ("NAV") next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange") on any business day, generally 4:00 p.m., Eastern time, and transmitted to Integrated Fund Services, Inc., the Trust's transfer agent (the "Transfer Agent"), by 5:00 p.m., Eastern time, that day are confirmed at that day's NAV. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent prior to the close of the regular session on the Exchange on any business day, generally 4:00 p.m., Eastern time, are confirmed at that day's NAV. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the NAV next determined on the following business day.

     You may open an account and make an initial investment in the Funds by sending a check and a completed account application form to The Gannett Welsh & Kotler Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the appropriate Fund; i.e., the Equity Fund or the Large Cap Growth Fund. An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust, the Transfer Agent and the Trust's principal underwriter (the "Distributor") reserve the right to limit the amount of investments and to refuse to sell to any person.

     You should be aware that the Funds' account application contains provisions in favor of the Trust, the Transfer Agent, the Distributor and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust, the Transfer Agent or the Distributor in the transaction.


     You may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 888-GWK-FUND (888-495-3863)) for instructions. You should be prepared to provide, by mail or facsimile, a completed, signed account application to the appropriate Fund.


     Your investment will be made at the NAV next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days' prior notice to shareholders.


     You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to The Gannett Welsh & Kotler Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the appropriate Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

SHAREHOLDER SERVICES
--------------------

     Contact  the  Transfer  Agent   (Nationwide  call  toll-free   888-GWK-FUND
(888-495-3863)) for additional information about the shareholder services described below.

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.

     Tax-Deferred Retirement Plans
     -----------------------------

     Shares of the Funds are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision
     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

     Direct Deposit Plans
     --------------------

     Shares of the Funds may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Funds.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month or both. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Funds on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, your signature must be guaranteed regardless of the value of the shares being redeemed.


     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the NAV per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.


     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon 30 days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.


     Shares are redeemed at their NAV per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above. Payment is made within 3 business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to 15 days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check, government check or wire.


     At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 30 days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than 3 business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------


     Shares of any of the Funds may be exchanged for shares of the other series of the Trust at NAV. Shares of the Funds may also be exchanged at NAV for shares of the Short Term Government Income Fund (a series of Touchstone Investment Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital. Please contact the Transfer Agent (Nationwide call toll-free 800-543-0407) to obtain the prospectus of the Short Term Government Income Fund. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Funds at NAV.

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example, during times of unusual market activity), consider requesting your exchange by mail or by visiting the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. An exchange will be effected at the next determined NAV after receipt of a request by the Transfer Agent.


     Exchanges may only be made for shares of Funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus and more information about exchanges among the Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Funds expect to distribute substantially all of their respective net investment income, if any, on an annual basis. The Funds expect to distribute any respective net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

     Share Option -      income  distributions  and capital gains  distributions
                         reinvested in additional shares.
     Income Option -     income   distributions  and  short-term  capital  gains
                         distributions  paid in cash;  long-term  capital  gains
                         distributions reinvested in additional shares.
     Cash Option -       income  distributions  and capital gains  distributions
                         paid in cash.


     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 6 months, your dividends may be reinvested in your account at the then current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.


TAXES
-----


     The Equity Fund has qualified in all prior years and intends to continue to qualify for, and the Large Cap Growth has qualified for and intends to continue to qualify for, the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that each Fund does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund intends to distribute substantially all of its respective net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Funds from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.


     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Funds to their shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. Capital gains distributions may be taxable at different rates depending on how long a Fund holds its assets. Redemptions of shares of the Funds are taxable events on which a shareholder may realize a gain or loss.

     On December 10, 1996, prior to the offering of its shares to the public, the Equity Fund exchanged its shares for portfolio securities of GW&K Equity Fund, L.P. (the "Partnership"), a Delaware limited partnership, after which the Partnership dissolved and distributed Fund shares received pro rata to its partners. Following this exchange transaction (the "Exchange"), partners of the Partnership constituted all of the shareholders of the Fund, except for shares representing seed capital contributed to the Fund by Harold G. Kotler and Edward
B. White. The Exchange was intended to qualify as a tax-free reorganization, with no gain or loss recognized by the Partnership or its partners. The Exchange may result in adverse tax consequences to future shareholders of the Fund. As a result of this Exchange, the Fund acquired securities that had appreciated in value from the date they were originally acquired by the Partnership. If these appreciated securities are subsequently sold by the Fund after the Exchange, the amount of the gain will be taxable to future shareholders as well as to shareholders who received Fund shares in the Exchange. The effect of this for future shareholders would be to immediately tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on shareholders who received Fund shares in the Exchange would be to reduce their potential liability for tax on capital gains by spreading such liability over a larger asset base.


     The Funds will mail to each of their respective shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Funds may be subject to state and local taxes on distributions. Shareholders should consult their tax Advisers about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUNDS
----------------------

     The Funds are series of The Gannett Welsh & Kotler Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on April 30, 1996. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.


     The Trust retains Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, to manage the Funds' investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The Equity Fund and the Large Cap Growth Fund pay the Adviser a fee, payable monthly, at the annual rate of 1.00% of the average value of their daily net assets.

     Edward B. White, CFA, a Principal and First Senior Vice President of the Adviser for the last five years, is primarily responsible for managing the Equity Fund's portfolio. Mr. White joined the Adviser as a Principal and Senior Vice President in 1989.


     Luis M. Raposo, CFA, a Vice President of the Adviser, is primarily responsible for managing the Large Cap Growth Fund's portfolio. Mr. Raposo, who has 12 years experience in the financial industry, joined the Adviser in 1998. From 1995 to 1998, Mr. Raposo was employed by Fidelity Investments, where he managed and researched equity investments; from 1998 to date he has served as a Vice President of the Adviser.

DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted a plan of distribution (the "Plan") under which the Funds may directly incur or reimburse the Adviser for certain distribution-related expenses, including;

     o payments to securities dealers and others who are engaged in the sale of shares of the Funds and who may be advising investors regarding the purchase, sale or retention of such shares;
     o expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent;
     o expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
     o expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds;
     o expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and
     o and any other expenses related to the distribution of the Funds' shares.

     The annual limitation for payment of expenses pursuant to the Plan is .25% of each respective Funds' average daily net assets. Unreimbursed expenditures will not be carried over from year to year. Because these fees were paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In the event the Plan is terminated by a Fund in accordance with its terms, such Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

CALCULATION OF SHARE PRICE
--------------------------


     On each day that the Trust is open for business, the share price (NAV) of the shares of the Funds are determined as of the close of the regular session of trading on the Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its NAV might be materially affected. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by a Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of that Fund, rounded to the nearest cent.

     U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the Exchange on the day the securities are being valued,
(3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Funds will fluctuate with the value of the securities they hold.


PRIOR PERFORMANCE OF GW&K EQUITY FUND, L.P. The investment performance illustrated below combines the performance of the GW&K Equity Fund, since its commencement of operations on December 10, 1996, and the performance of its predecessor, the GW&K Equity Fund, L.P. (the "Partnership"), for periods prior to December 10, 1996. The Partnership was managed by the Adviser with investment objectives, policies and strategies substantially similar to those employed by the Adviser in managing the Fund.

     While the Adviser employs for the Fund investment objectives and strategies that are substantially similar to those that were employed by the Adviser in managing the Partnership, the Adviser, in managing the Fund, may be subject to certain restrictions on its investment activities to which, as investment adviser to the Partnership, it was not previously subject. The Partnership was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain restrictions that are imposed by the 1940 Act, such as limits on the percentage of assets invested in securities of issuers in a single industry, diversification requirements and requirements regarding distributing income to shareholders. If the Partnership had been so registered, performance may have been adversely affected. Operating expenses are incurred by the Fund which were not incurred by the Partnership.

     With respect to periods prior to December 10, 1996, the following performance data represents the prior performance data of the Partnership and not the prior performance of the Fund, and should not be relied upon by investors as an indication of future performance of the Fund. This performance data measures the percentage change in the value of an account between the beginning and end of a period and is net of all expenses incurred.

RATES OF RETURN


                                          GW&K            S&P           Russell
                                         Equity           500             2000
Period                                    Fund           Index           Index
                                        --------        --------        --------
August 1, 1991 -
December 31, 1991                        10.86%*          9.09%*         10.47%*

Year Ended
December 31, 1992                         6.19%           7.62%          18.41%

Year Ended
December 31, 1993                        18.34%          10.08%          18.91%

Year Ended
December 31, 1994                        -4.06%           1.32%          -1.82%

Year Ended
December 31, 1995                        40.19%          37.58%          28.44%

Year Ended
December 31, 1996                        15.96%          22.96%          16.49%

Year Ended
December 31, 1997                        25.51%          33.36%          22.36%

Year Ended
December 31, 1998                        17.68%          28.58%          -2.55%

Year Ended
December 31, 1999                        31.29%          21.04%          21.26%

Year Ended
December 31, 2000                        12.83%          -9.11%          -3.02%

Five Years Ended
December 31, 2000
Cumulative Return                       153.74%*        131.93%*         63.35%*

August 1, 1991 -
December 31, 2000
Cumulative Return                       375.45%*        317.52%*        220.93%*

*    Not Annualized

Average Annual Total Returns For Periods Ended December 31, 2000
----------------------------------------------------------------

                                                                 Since Inception
                                  One Year      Five Years      (August 1, 1991)
                                  --------      ----------      ----------------
The GW&K Equity Fund               12.83%         20.47%             17.89%
Standard & Poor's
500 Index*                         -9.11%         18.33%             16.37%
Russell 2000 Index**               -3.02%         10.31%             13.17%


* The Standard & Poor's 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

** The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index - an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.

FINANCIAL HIGHLIGHTS
--------------------


The financial highlights table is intended to help you understand the financial performance of the Equity Fund and the Large Cap Growth Fund, respectively. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

THE GANNETT WELSH & KOTLER FUNDS
222 Berkeley Street
Boston, Massachusetts 02116


BOARD OF TRUSTEES
Zoe Aponte
Benjamin H. Gannett
Morton S. Grossman
Harold G. Kotler
Timothy P. Neher
Josiah A. Spaulding, Jr.
Allan Tofias


INVESTMENT ADVISER
GANNETT WELSH & KOTLER, INC.
222 Berkeley Street
Boston, Massachusetts 02116
617-236-8900

Shareholder Service
-------------------
Nationwide: (Toll-Free) 888-GWK-FUND
                       (888-495-3863)

Additional information about the Funds is included in the Statement of Additional Information ("SAI"), which is hereby incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquires about the Funds, please call 1-888-GWK-FUND (1-888-495-3863).

Information about the Funds, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. Copies of information on the Commission's Internet site may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

                               [Logo]   The
                                        Gannett
                                        Welsh &
                                        Kotler
                                        Funds


GW&K Equity Fund
GW&K Large Cap Growth Fund

Prospectus
February 1, 2001


No-Load Funds

THE GANNETT WELSH & KOTLER FUNDS                                                         ACCOUNT NO. G___ - ___________________
ACCOUNT APPLICATION (Check appropriate Fund)                                                                (For Fund Use Only)
Please mail account application to:                                                      -------------------------------------------
The Gannett Welsh & Kotler Funds                                                         FOR BROKER/DEALER USE ONLY
P.O. Box 5354                                                                            Firm Name: ________________________________
Cincinnati, Ohio 45201-5354                                                              Home Office Address: ______________________
                                                                                         Branch Address: ___________________________
[ ]  EQUITY FUND (G2)              $_______________                                      Rep Name & No.: ___________________________
[ ]  LARGE CAP GROWTH FUND (G3)    $_______________                                      Rep Signature: ____________________________
                                                                                         -------------------------------------------
====================================================================================================================================
[ ]  Check or draft enclosed payable to the Fund(s) designated above ($2,000 minimum).

[ ]  Bank Wire From: _______________________________________________________________________________________________________________

[ ]  Exchange From: ________________________________________________________________________________________________________________
                    (Fund Name)                                            (Fund Account Number)

ACCOUNT NAME                                                               S.S. #/TAX I.D.#

______________________________________________________________________     Citizenship:   [ ]  U.S.
Name of Joint Tenant, Partner, Custodian                                                  [ ]  Other _______________________________

ADDRESS                                                                    PHONE
______________________________________________________________________     (    )___________________________________________________
Street or P.O. Box                                                         Business Phone

______________________________________________________________________     (    )___________________________________________________
City                                         State          Zip            Home Phone

Check Appropriate Box:  [ ] Individual  [ ] Joint Tenant (right of survivorship presumed)  [ ] Partnership  [ ] Corporation
                        [ ] Trust       [ ] Custodial     [ ] Non-Profit    [ ] Other

Occupation and Employer Name/Address _______________________________________________________________________________________________

Are you an associated person of an NASD member?   [ ]  Yes   [ ]  No
====================================================================================================================================
TAXPAYER  IDENTIFICATION  NUMBER -- Under penalties of perjury I certify that the Taxpayer  Identification Number listed above is my correct number. Check box if appropriate:
[ ]  I am exempt from backup  withholding  under the provisions of section  3406(a)(1)(c)  of the Internal Revenue Code; or I am not
     subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or  dividends;  or the Internal  Revenue  Service has notified me that I am no longer  subject to backup withholding.
[ ]  I certify  under  penalties  of perjury  that a Taxpayer  Identification  Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer  Identification Number to the Internal Revenue Service Center or Social Security
     Administration  Office. I understand that if I do not provide a Taxpayer  Identification  Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
====================================================================================================================================
DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[ ]  Share Option --     Income distributions and capital gains distributions automatically reinvested in additional shares.
[ ]  Income Option --    Income  distributions  and short term capital  gains  distributions  paid in cash,  long term capital gains distributions reinvested in additional shares.
[ ]  Cash Option --      Income distributions and capital gains distributions paid in cash.
                         [ ] By Check     [ ] By ACH to my bank checking or savings account.  PLEASE ATTACH A VOIDED CHECK.
====================================================================================================================================
SIGNATURES
By signature below each investor  certifies that he has received a copy of the Funds' current  Prospectus,  that he is of legal age, and that he has full authority and legal capacity for himself or the  organization  named below,  to make this investment and to use the options selected above. The investor appoints Integrated Fund Services,  Inc. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Trust for credit to the  investor's  account and to surrender  for  redemption  shares held in the  investor's  account for payment of service charges  incurred by the investor.  The investor  further agrees that Integrated Fund Services,  Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address  contained in this  Application.  The investor  hereby  ratifies any instructions  given  pursuant to this  Application  and for himself and his  successors  and assigns does hereby  release the Trust,
Gannett Welsh & Kotler, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., and their respective officers, employees, agents and affiliates  from any and all liability in the performance of the acts instructed  herein.  Neither the Trust,  Integrated
Fund  Services,  Inc., IFS Fund  Distributors,  Inc., nor their  respective  affiliates  will be liable for complying with telephone instructions  they  reasonably  believe  to be  genuine  or for any loss,  damage,  cost or  expense  in  acting  on such  telephone instructions. The investor(s) will bear the risk of any such loss. The Trust or Integrated Fund Services, Inc., or both, will employ reasonable  procedures to determine that telephone  instructions are genuine. If the Trust and/or Integrated Fund Services,  Inc. do
not employ such  procedures,  they may be liable for losses due to unauthorized  or fraudulent  instructions.  These  procedures may include, among others,  requiring forms of personal  identification prior to acting upon telephone  instructions,  providing written confirmation of the transactions  and/or tape recording  telephone  instructions.  The Internal Revenue Service does not require the investor's consent to any provision of this document other than the certifications required to avoid backup withholding.

     ________________________________________________________    ______________________________________________________________
                Signature of Individual Owner,                                  Signature of Joint Owner, if Any
               Corporate Officer, Trustee, etc.

     ________________________________________________________    ______________________________________________________________
             Title of Corporate Officer, Trustee, etc.                                         Date

         NOTE: CORPORATIONS, BUSINESS TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE THE RESOLUTION FORM ON THE REVERSE SIDE.
               UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.


AUTOMATIC INVESTMENT PLAN (COMPLETE FOR INVESTMENTS INTO THE FUND(S))
The Automatic  Investment Plan is available for all established accounts of The Gannett Welsh & Kotler Funds. There is no charge for this service,  and it offers the convenience of automatic investing on a regular basis. The minimum investment is $100.00 per month.
For an account  that is opened by using this Plan,  the  minimum  initial  and  subsequent  investments  must be  $100.00.  Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _________________ per month in the Fund.         ABA Routing Number ________________________________________________

[ ] Equity Fund       [ ] Large Cap Growth Fund                  FI Account Number _________________________________________________
                                                                 [ ] Checking Account             [ ] Savings Account
_____________________________________________________________
Name of Financial Institution (FI)                               Please make my automatic investment on:
                                                                 [ ] the last business day of each month
_____________________________________________________________    [ ] the 15th day of each month
City                                    State                    [ ] both the 15th and last business day

X____________________________________________________________    X__________________________________________________________________
 (Signature of Depositor EXACTLY as it appears on FI Records)     (Signature of Joint Tenant - if any)

(Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

PLEASE ATTACH A VOIDED CHECK FOR THE AUTOMATIC INVESTMENT PLAN.

INDEMNIFICATION TO DEPOSITOR'S BANK
     In consideration of your  participation in a plan which Integrated Fund Services,  Inc.  ("Integrated") has put into effect, by which amounts,  determined by your depositor,  payable to the Fund, for purchase of shares of the Fund, are collected by Integrated,
Integrated hereby agrees:

     Integrated  will  indemnify  and hold you harmless from any  liability to any person or persons  whatsoever  arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever  arising out of the dishonor by you whether with or without cause or intentionally or inadvertently,  of any such amount.
Integrated  will  defend,  at its own cost and  expense,  any action  which  might be brought  against  you by any person or persons whatsoever  because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this  arrangement.  Integrated will refund to you any amount  erroneously  paid by you to the Fund if the claim for the amount of such erroneous  payment is made by you within six (6) months from the date of such erroneous  payment;  your  participation  in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
====================================================================================================================================
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund(s))

This is an authorization for you to withdraw  $_________ from my mutual fund account beginning the last business day of the month of
__________.

Please Indicate Withdrawal Schedule (Check One):

[ ]  MONTHLY -- Withdrawals will be made on the last business day of each month.
[ ]  QUARTERLY -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[ ]  ANNUALLY -- Please make withdrawals on the last business day of the month of: __________.
Please Select Payment Method (Check One):
[ ]  EXCHANGE:  Please exchange the withdrawal proceeds into another account number: ___ ___ - ___ ___ ___ ___ ___ ___ - ___
[ ]  CHECK:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[ ]  ACH TRANSFER:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three business days and that there is no charge.
[ ]  BANK WIRE: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

        PLEASE ATTACH A VOIDED          ____________________________________________________________________________________________
        check for ACH or bank wire      Bank Name                                    Bank Address

                                        ____________________________________________________________________________________________
                                        Bank ABA#                                    Account #                Account Name

[ ]  SEND TO SPECIAL PAYEE (OTHER THAN APPLICANT):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee ______________________________________________________________________________________________________________________

Please send to: ____________________________________________________________________________________________________________________
                    Street address                                              City                State               Zip

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of The Gannett Welsh & Kotler Funds (the Trust) and that
   ______________________________________________________________________________________________________________________________
is (are) hereby  authorized to complete and execute the  Application on behalf of the  corporation or  organization  and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is
FURTHER RESOLVED:  That any one of the above noted officers is authorized to sign any documents  necessary or appropriate to appoint
Integrated Fund Services,  Inc. as redemption  agent of the corporation or organization  for shares of the applicable  series of the
Trust,  to establish or  acknowledge  terms and conditions  governing the  redemption of said shares and to otherwise  implement the privileges elected on the Application.

                                                            CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and Bylaws or other empowering documents of the

   ______________________________________________________________________________________________________________________________
                                                       (Name of Organization)

incorporated or formed under the laws of ________________________________________________________________________________________
                                                                                    (State)
and were adopted at a meeting of the Board of  Directors  or Trustees of the  organization  or  corporation  duly called and held on
_____________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further  certify that the following is (are) duly elected  officer(s) of the  corporation  or  organization,  authorized to act in accordance with the foregoing resolutions.

                            NAME                                                                 TITLE
   __________________________________________________________    ________________________________________________________________

   __________________________________________________________    ________________________________________________________________

   __________________________________________________________    ________________________________________________________________

Witness my hand and seal of the corporation or organization this _____________________ day of ________________________, 20_______

   __________________________________________________________    ________________________________________________________________
                       *Secretary-Clerk                                        Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions,  this certificate must also be signed by another officer.

                                                                      PROSPECTUS
                                                                February 1, 2001


                        THE GANNETT WELSH & KOTLER FUNDS
                               222 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (617) 236-8900

                           GW&K SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

     Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, manages each Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference.

TABLE OF CONTENTS
-----------------
Risk/Return Summary ........................................................   2
Expense Information ........................................................   4
How to Purchase Shares .....................................................   5
Shareholder Services .......................................................   7
How to Redeem Shares .......................................................   8
Exchange Privilege .........................................................   9
Dividends and Distributions ................................................   9
Taxes ......................................................................  10
Operation of the Funds .....................................................  11
Distribution Plan ..........................................................  11
Calculation of Share Price .................................................  12
Financial Highlights .......................................................  12
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
-------------------

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

     The GW&K SMALL CAP GROWTH FUND (the "Small Cap Growth Fund") seeks long-term growth of capital by investing in a portfolio of small capitalization equity securities.

     The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser pursues flexible long-term investment policies emphasizing companies with strong balance sheets and growth potential, i.e., companies which are in industries or markets which are expanding or which have business lines that demonstrate potential for growth in sales and earnings or cash flow. These companies are expected to have earnings and cash flow growth the same as, or greater than, that of comparable companies in similar industries. The Adviser recognizes that a prime determinate of a strategy's success is the quality of the Adviser's research. The Adviser therefore devotes an extraordinary amount of time to developing original investment ideas with support from an array of information networks and long-term brokerage relationships. The Adviser's proprietary research includes meetings and conversations with company management, verification of Wall Street earnings estimates with independent fundamental research and calculation of the potential upside/downside risk of each stock it considers purchasing. The Adviser examines sell-side research, reviews industry fundamentals, analyzes company financial statements, and focuses on trends in a company's historical, current and future earnings and/or revenue growth.

     The Fund normally will be fully invested (subject to liquidity needs) in portfolios of primarily domestic common stocks. When the Adviser believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when in the judgment of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper rated A-3 or better by S&P or Prime-3 or better by Moody's, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. When taking a temporary defensive position, the Fund may not achieve its investment objective.

     Various factors may lead the Adviser to consider selling a security, such as a significant change in the company's senior management or its products, a deterioration in its fundamental characteristics, or if the Adviser believes the security has become overvalued.

     The Small Cap Growth Fund will normally hold a core portfolio of 25-35 companies. The Adviser uses an approach that combines "bottom-up" stock selection with "top-down" macroeconomic themes. "Bottom-up" stock selection involves looking at individual companies rather than the overall market, examining such factors as a company's specific market expertise or dominance, its franchise durability and pricing power, its fundamentals (e.g., a strong balance sheet, improving returns on equity and ability to generate free cash flow), its strength and experience of management, and its reasonable valuation in relation to projected growth rates. "Top-down" macroeconomic themes include overall market factors such as interest rates, inflation, the development and sustainability of economic trends, industry consolidation, the regulatory environment and the global competitive landscape. As a result of the "top-down" analysis, the Adviser identifies sectors, industries and companies that should benefit from the overall trends the Adviser has observed. The Adviser will seek out companies with positive growth trends in expanding markets, and that recognize and exploit important macroeconomic trends ahead of their competition. The Small Cap Growth Fund is a non-diversified fund.

The Adviser emphasizes three principal trends:

o Technology Revolution: Growth of the Internet and Emergence of Broadband Communications.
o Demographics: "Graying" of America (e.g., healthcare, pharmaceuticals, biotechnology), Growth in Peak Spending Years, and Wealth Accumulation and Transfer.
o Outsourcing: Productivity Enhancements and Cost Savings (e.g., companies that provide various support services that allow the contracting companies to focus on their core competencies).

     The Adviser starts with a universe of companies with market capitalizations as defined by the parameters for inclusion in the Russell 2000 Index; as reconstituted, June 30, 2000, the average market capitalization was approximately $580 million, the median market capitalization was approximately $466 million and the largest company in the index had an approximate market capitalization of $1.5 billion. This universe is then screened for various qualitative and quantitative characteristics. While the Adviser diversifies the portfolio across many sectors, the Adviser also looks at a company's business model to determine its ability to benefit from one or more of the macroeconomic trends discussed in the preceding paragraph. The Adviser analyzes industries and securities, using various financial statistics to help determine growth prospects and profitability, and ultimately its buy candidates. This screening process results in an active research list. These potential buy candidates are then examined using rigorous fundamental research. The Adviser's selections emphasize companies in growth sectors of the market with attractive valuations relative to historical levels, to their peers and to the market as defined by the Russell 2000 Index.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     MARKET RISK. The risk of losing money due to general market movements is called market risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Investments in equity securities are subject to inherent market risks, such as a rapid increase or decrease in value or liquidation, and the fluctuations due to a company's earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

     SMALL CAPITALIZATION SECURITY RISK. Small capitalization securities are more likely to experience higher price volatility and may have limited liquidity. Small companies may have limited product lines or financial resources, or may be dependent upon a particular niche of the market or a smaller or more inexperienced management group than larger companies. Because the Small Cap Growth Fund invests primarily in small capitalization securities, the Fund will be exposed to these risks.

     NON-DIVERSIFICATION RISK. As a non-diversified fund, the Small Cap Growth Fund may invest greater than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

     SECTOR OVER-WEIGHTING RISK. The Small Cap Growth Fund may be, at various times, over-weighted in one or more sectors of the economy. That is, the Fund may invest a significant percentage of its assets in the securities of a single sector. When a Fund is over-weighted in a sector, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a fund that is not sector over-weighted.

     An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE SUMMARY

     The bar chart and the performance table for the Small Cap Growth Fund are omitted because the Fund has not completed one full calendar year of operation.

EXPENSE INFORMATION
-------------------

THIS TABLE DESCRIBES FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                        GW&K
                                                                      SMALL CAP
                                                                     GROWTH FUND
                                                                     -----------
Maximum Sales Charge (Load) Imposed on Purchases                         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends              None
Redemption Fee                                                           1%(A)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                           GW&K
                                                         SMALL CAP
                                                        GROWTH FUND
                                                        -----------
Management Fees                                              1.25%
Distribution (12b-1) Fees                                     .25%
Other Expenses                                                .25%(B)
                                                         --------
Total Annual Fund Operating Expenses                         1.75%
                                                         ========
Fee Waiver and Expense Reimbursements                         .25%(C)
                                                         ========
Net Expenses                                                 1.50%(C)
                                                         ========

(A) A redemption fee of 1.00% is charged on the redemption of investments held for less than 90 days. Redemption fees collected will be paid to the Small Cap Growth Fund.

(B)  Other Expenses are based on estimated amounts for the current fiscal year.

(C) Pursuant to a written contract between the Adviser and the Small Cap Growth Fund, the Adviser has contractually agreed to waive management fees and/or reimburse Fund expenses to the extent necessary to limit total Fund operating expenses to 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain this expense limitation through February 1, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions were reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

THE SMALL CAP GROWTH FUND

          1 Year               3 Year
          ------               ------
           $153                 $527

HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value ("NAV") next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange") on any business day, generally 4:00 p.m., Eastern time, and transmitted to Integrated Fund Services, Inc., the Trust's transfer agent

(the "Transfer Agent"), by 5:00 p.m., Eastern time, that day are confirmed at that day's NAV. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent prior to the close of the regular session on the Exchange on any business day, generally 4:00 p.m., Eastern time, are confirmed at that day's NAV. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the NAV next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to The Gannett Welsh & Kotler Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the Small Cap Growth Fund. An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust, the Transfer Agent and the Trust's principal underwriter (the "Distributor") reserve the right to limit the amount of investments and to refuse to sell to any person.

     You should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent, the Distributor and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust, the Transfer Agent or the Distributor in the transaction.

     You may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 888-GWK-FUND (888-495-3863)) for instructions. You should be prepared to provide, by mail or facsimile, a completed, signed account application to the appropriate Fund.

     Your investment will be made at the NAV next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days' prior notice to shareholders.

     You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to The Gannett Welsh & Kotler Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the Small Cap Growth Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

SHAREHOLDER SERVICES
--------------------

     Contact  the  Transfer  Agent   (Nationwide  call  toll-free   888-GWK-FUND
(888-495-3863)) for additional information about the shareholder services described below.

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.

     Tax-Deferred Retirement Plans
     -----------------------------

     Shares of the Funds are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision
     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

     Direct Deposit Plans
     --------------------

     Shares of the Funds may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month or both. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, your signature must be guaranteed regardless of the value of the shares being redeemed.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the NAV per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon 30 days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     Shares are redeemed at their NAV per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above. Payment is made within 3 business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to 15 days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check, government check or wire.

     At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 30 days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than 3 business days under unusual circumstances as determined by the Securities and Exchange Commission.

     For the Small Cap Growth Fund, you will be charged a redemption fee of 1% on the redemption of investments held for less than 90 days. Redemption fees collected will be paid to the Small Cap Growth Fund.

EXCHANGE PRIVILEGE
------------------

     Shares of the Fund may be exchanged for shares of the other series of the Trust at NAV. Shares of the Fund may also be exchanged at NAV for shares of the Short Term Government Income Fund (a series of Touchstone Investment Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital. Please contact the Transfer Agent (Nationwide call toll-free 800-543-0407) to obtain the prospectus of the Short Term Government Income Fund. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Fund at NAV.

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example, during times of unusual market activity), consider requesting your exchange by mail or by visiting the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. An exchange will be effected at the next determined NAV after receipt of a request by the Transfer Agent.

     Exchanges may only be made for shares of Funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus and more information about exchanges among the Funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

     Share Option -      income  distributions  and capital gains  distributions
                         reinvested in additional shares.
     Income Option -     income   distributions  and  short-term  capital  gains
                         distributions  paid in cash;  long-term  capital  gains
                         distributions reinvested in additional shares.
     Cash Option -       income  distributions  and capital gains  distributions
                         paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 6 months, your dividends may be reinvested in your account at the then current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----

     The Small Cap Growth Fund has qualified for and intends to continue to qualify for, the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that the Fund does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its respective net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. Capital gains distributions may be taxable at different rates depending on how long the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

     The Fund will mail to each shareholder a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUNDS
----------------------

     The Fund is a series of The Gannett Welsh & Kotler Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on April 30, 1996. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, to manage the Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The Small Cap Growth Fund pays the Adviser a fee, payable monthly, at the annual rate of 1.25% of the average value of its daily net assets.

     Edward B. White, CFA, a Principal and First Senior Vice President of the Adviser for the last five years, is primarily responsible for managing the Small Cap Growth Fund's portfolio. Mr. White joined the Adviser as a Principal and Senior Vice President in 1989.

DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including;

     o payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares;
     o expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent;
     o expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
     o expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
     o expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and
     o and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. Because these fees were paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

CALCULATION OF SHARE PRICE
--------------------------

     On each day that the Trust is open for business, the share price (NAV) of the shares of the Fund are determined as of the close of the regular session of trading on the Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its NAV might be materially affected. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the Exchange on the day the securities are being valued,
(3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Funds will fluctuate with the value of the securities they hold.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the financial performance of the Small Cap Growth Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

                                                               GW&K SMALL CAP
                                                               GROWTH FUND

                                                               PERIOD ENDED
                                                               SEPT. 30, 2000(A)

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------

Net asset value at beginning of period                             $  10.00
                                                                   --------

Income (loss) from investment operations:
    Net investment loss                                               (0.01)
    Net realized and unrealized losses on investments                 (0.83)
                                                                   --------
Total from investment operations                                      (0.84)
                                                                   --------
Net asset value at end of period                                   $   9.16
                                                                   ========

RATIOS AND SUPPLEMENTAL DATA:

Total return                                                          (8.40)%(C)

Net assets at end of period (000's)                                $  1,410
                                                                   ========
Ratio of net expenses to average net assets(B)                         1.48%(D)

Ratio of net investment income to average net assets                  (0.37)%(D)

Portfolio turnover rate                                                  21%(D)

(A) Represents the period from the initial public offering of shares (July 1, 2000) through September 30, 2000.

(B) Absent fee waivers and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 10.33% (D) for the period ended September 30, 2000.

(C)  Not annualized.

(D)  Annualized.

THE GANNETT WELSH & KOTLER FUNDS
222 Berkeley Street
Boston, Massachusetts 02116

BOARD OF TRUSTEES
Zoe Aponte
Benjamin H. Gannett
Morton S. Grossman
Harold G. Kotler
Timothy P. Neher
Josiah A. Spaulding, Jr.
Allan Tofias

INVESTMENT ADVISER
GANNETT WELSH & KOTLER, INC.
222 Berkeley Street
Boston, Massachusetts 02116
617-236-8900

Shareholder Service
-------------------
Nationwide: (Toll-Free) 888-GWK-FUND
                       (888-495-3863)

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquires about the Fund, please call 1-888-GWK-FUND (1-888-495-3863).

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. Copies of information on the Commission's Internet site may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

                               [Logo]   The
                                        Gannett
                                        Welsh &
                                        Kotler
                                        Funds

GW&K Small Cap Growth Fund


Prospectus
February 1, 2001


                                  No-Load Funds

                                                                      PROSPECTUS
                                                                February 1, 2001


                        THE GANNETT WELSH & KOTLER FUNDS
                               222 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (617) 236-8900

                         GW&K GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

     The GW&K GOVERNMENT SECURITIES FUND (the "Fund") seeks total return, through both income and capital appreciation. The Fund will invest primarily in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The Fund is a series of The Gannett Welsh & Kotler Funds (the "Trust").

     Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, manages the Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference.

TABLE OF CONTENTS
-----------------
Risk/Return Summary ........................................................   2
Expense Information ........................................................   4
Investment Objective, Principal Investment Policies and
  Risk Considerations ......................................................   4
How to Purchase Shares .....................................................   8
Shareholder Services .......................................................   9
How to Redeem Shares .......................................................  10
Exchange Privilege .........................................................  11
Dividends and Distributions ................................................  12
Taxes ......................................................................  12
Operation of the Fund ......................................................  13
Distribution Plan ..........................................................  13
Calculation of Share Price .................................................  14
Financial Highlights .......................................................  15

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
-------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks total return, through both income and capital appreciation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     Under normal market conditions, the Fund will invest at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations"). The Fund may invest up to 35% of its total assets in debt obligations which are not U.S. Government obligations (including corporate debt securities, mortgage-backed securities and asset-backed securities) without regard to the quality ratings assigned by nationally recognized statistical rating organizations. These obligations may include securities rated Baa or BBB or below or the equivalent (commonly called "junk bonds").

     The Fund may invest in securities of any maturity. The Fund's average maturity will generally be approximately 20 years, though it may shorten to less than 10 years, depending on the Adviser's assessment of the current and future interest rate environment.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     MARKET RISK. Investments in debt securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Debt securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., the securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the Fund will fluctuate.

     EXTENSION RISK. The Fund may be subject to extension risk, which is the risk that rising interest rates may cause prepayments of mortgage-backed securities, asset-backed securities or corporate debt securities to occur at a slower than expected rate. This would increase the inherent volatility of the Fund by effectively converting short-term debt securities into long-term debt securities.

     PREPAYMENT RISK. The Fund may be subject to prepayment risk, which is the risk that falling interest rates may cause prepayments of mortgage-backed securities, asset-backed securities or corporate debt securities to occur at a faster than expected rate. As a result, the Fund may be forced to reinvest principal at a lower rate than the original yield.

     JUNK BOND RISK. Junk bonds have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In addition, there may be less of a market for junk bonds, which could make it harder to sell them at an acceptable price. These and related risks mean that the Fund may not achieve the income expected from junk bonds and that its share price may be adversely affected by declines in the value of these securities.

     U.S. GOVERNMENT SECURITIES RISK. U.S. Government securities risk is the risk that the U.S. Government will not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

     An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE SUMMARY

     The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund from year to year since the Fund's inception and by showing how the average annual returns of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[bar chart]


7.15%          4.75%          3.20%          5.15%

1997           1998           1999           2000


During the period shown in the bar chart, the highest return for a quarter was 2.17% during the quarter ended June 30, 1997 and the lowest return for a quarter was 0.53% during the quarter ended September 30, 1999.


Average Annual Total Returns For Periods Ended December 31, 2000
----------------------------------------------------------------

                                              Since Inception
                               One Year     (December 16, 1996)
                               --------     -------------------
The GW&K Government              5.15%             5.46%
  Securities Fund
Lehman 1-3 Year Government
  Bond Index*                    8.16%             6.04%


*The Lehman 1-3 Year Government Bond Index is an unmanaged index generally representative of U.S. Government obligations.

EXPENSE INFORMATION
-------------------

THIS TABLE DESCRIBES FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases .............    None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends ..    None
     Redemption Fees ..............................................    None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

          Management Fees ...................................        .75%
          Distribution (12b-1) Fees .........................        .00%
          Other Expenses ....................................        .62%
          Total Annual Fund Operating Expenses ..............       1.37%(A)

(A) The Adviser has voluntarily agreed to waive a portion of its management fee and/or reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses to 1.00% of the Fund's average daily net assets. However, this arrangement may be terminated at any time at the option of the Adviser.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions were reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year     3 Years     5 Years     10 Years
     $  140     $  435      $  752      $1,652


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT POLICIES AND RISK CONSIDERATIONS
---------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to seek total return, through both income and capital appreciation. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly.

PRINCIPAL INVESTMENT POLICIES

     Under normal market conditions, at least 65% of the Fund's total assets will be invested in U.S. Government obligations. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the "full faith and credit" of the United States Government while others are supported only by the credit of the issuing agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

     The Fund may invest up to 35% of its total assets in debt securities which are not U.S. Government obligations (including corporate debt securities, mortgage-backed and asset-backed securities) without regard to quality ratings assigned by rating organizations such as Moody's Investors Service, Inc.
("Moody's") and Standard & Poor's Ratings Group ("S&P"). The Fund does not currently intend to invest more than 35% of its net assets in lower-rated debt securities i.e., securities rated Baa or below by Moody's or BBB or below by S&P, or the equivalent (commonly called "junk bonds"). If subsequent to its purchase by the Fund, the reduction of a security's rating below Baa or BBB causes the Fund to hold more than 35% of its net assets in junk bonds, the Adviser will sell a sufficient amount of such junk bonds, subject to market conditions and the Adviser's assessment of the most opportune time for sale, in order to lower the percentage of the Fund's net assets invested in such securities to 35% or less.

     In selecting securities for the Fund, the Adviser will consider not only securities that it believes will provide income, but also securities that provide the potential for capital appreciation, possibly through an improved credit outlook for the security or a decrease in interest rates. There is no limit on the maturity of the securities in which the Fund may invest. The average maturity of the Fund will generally be approximately 20 years, though it may shorten to less than 10 years, depending on the Adviser's assessment of the current and future interest rate environment.

     For defensive purposes, the Fund may temporarily hold all or a portion of its assets in money market instruments. The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, shares of money market investment companies, commercial paper rated A-3 or better by S&P or Prime-3 or better by Moody's, repurchase agreements, bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and U.S. dollar-denominated instruments issued by domestic or foreign branches of U.S. banks and U.S. branches of foreign banks. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. When taking a temporary defensive position, the Fund may not achieve its investment objective.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed securities, which are mortgage loans made by banks, savings and loan institutions, and other lenders which are assembled into pools. Often these securities are issued and guaranteed by an agency or instrumentality of the United States Government, though not necessarily backed by the full faith and credit of the United States Government, or are collateralized by U.S. Government obligations. The Fund invests in mortgage-backed securities representing undivided ownership interests in pools of mortgage loans, including Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) Certificates and so-called "CMOs" -- i.e., collateralized mortgage obligations which are issued by non-governmental entities.

     Mortgage-backed securities, when they are issued, have stated maturities of up to forty years, depending on the length of the mortgages underlying the securities. In practice, unscheduled or early payments of principal on the underlying mortgages may make the securities' effective maturity shorter than this. A security based on a pool of forty-year mortgages may have an average life of as short as two years. The average life of asset-backed securities may also be substantially less than the stated maturity of the contracts or receivables underlying such securities. It is common industry practice to estimate the average life of mortgage-backed and asset-backed securities based on assumptions regarding prepayments. The Fund will assume an average life based on the prepayment characteristics of the underlying mortgages or other assets.

     Asset-backed securities may include such securities as Certificates for Automobile Receivables and Credit Card Receivable Securities. Certificates for Automobile Receivables represent undivided fractional interests in a pool of motor vehicle retail installment sales contracts. Credit Card Receivable Securities are backed by receivables from revolving credit card agreements. The Fund may also invest in other asset-backed securities that may be developed in the future, provided that this Prospectus is revised before the Fund does so.

RISK CONSIDERATIONS

     JUNK BOND RISK. Junk bonds may be subject to certain risk factors to which other securities are not subject to the same degree:

o The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Junk bonds held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.
o An economic downturn tends to disrupt the market for junk bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of junk bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

o Many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.
o When the secondary market for junk bonds becomes increasingly illiquid, or in the absence of readily available market quotations for junk bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for junk bonds may affect the Fund's ability to sell portfolio securities at a desirable price. In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.
o Prices of junk bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments.

     MATURITY RISK. Securities with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. Consequently, to the extent the Fund is significantly invested in securities with longer maturities, there is a possibility of greater fluctuation in the Fund's net asset value.

     PREPAYMENT RISK. The rate of return on mortgage-backed securities may be affected by the rate of early prepayment of principal on the underlying loans. The rate of return on corporate debt securities may be affected by the early prepayment of the obligation by its issuer. Prepayment rates vary widely and may be affected by changes in market interest rates. Reinvestment of principal may occur at lower rates than the original yield. It is not possible to accurately predict the average life of a particular pool of underlying mortgages. Therefore, the actual maturity and realized yield on mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

     The sales contracts underlying Certificates for Automobile Receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment or losses if the full amounts due on underlying sales contracts are not realized because of unanticipated costs of enforcing the contracts or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors.

     Unlike most other asset-backed securities, Credit Card Receivable Securities are unsecured obligations of the credit cardholders. An acceleration in cardholders' payment rates may adversely affect the overall return to holders of such certificates, because the principal may be reinvested at a lower rate than the original yield.

     EXTENSION RISK. The Fund's investments in mortgage-backed securities, asset-backed securities and corporate debt securities may be extremely sensitive to changes in interest rates because they subject the Fund to extension risk, i.e., the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a debt security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term debt securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term debt securities. During times of rapidly rising interest rates, the Fund may have a portfolio of securities with a much higher average life than was anticipated at the time such securities were purchased. Thus, an increase in interest rates would not only likely decrease the value of the Fund's debt securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt securities into long-term debt securities.

HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value ("NAV") next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange") on any business day, generally 4:00 p.m., Eastern time, and transmitted to the Trust's transfer agent (the "Transfer Agent") by 5:00 p.m., Eastern time, that day are confirmed at that day's NAV. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by the close of the regular session of trading on the Exchange on any business day, generally 4:00 p.m., Eastern time, are confirmed at that day's NAV. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the NAV next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to GW&K Government Securities Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the Fund. An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust and the Transfer Agent reserve the right to limit the amount of investments and to refuse to sell to any person.

     You should be aware that the Fund's account application contains provisions in favor of the Trust, The Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     You may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 888-GWK-FUND (888-495-3863)) for instructions. You should be prepared to provide, by mail or facsimile, a completed, signed account application to the Fund.

     Your investment will be made at the NAV next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days' prior notice to shareholders.

     You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to GW&K Government Securities Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

SHAREHOLDER SERVICES
--------------------

     Contact  the  Transfer  Agent   (Nationwide  call  toll-free   888-GWK-FUND
(888-495-3863)) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.

     Tax-Deferred Retirement Plans
     -----------------------------

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals.
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

     Direct Deposit Plans
     --------------------

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month or both. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, your signature must be guaranteed regardless of the value of the shares being redeemed.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the NAV per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon 30 days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     Shares are redeemed at their NAV per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above. Payment is made within 3 business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to 15 days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check, government check or wire. At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 30 days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than 3 business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------

     Shares of the Fund may be exchanged for shares of the other series of the Trust, the GW&K Equity Fund, at NAV. Shares of the Fund may also be exchanged at NAV for shares of the Short Term Government Income Fund (a series of Touchstone Investment Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital. Please contact the Transfer Agent (Nationwide call toll-free 800-543-0407) to obtain a prospectus for the Short Term Government Income Fund. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Fund at NAV.

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example, during times of unusual market activity), consider requesting your exchange by mail or by visiting the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. An exchange will be effected at the next determined NAV after receipt of a request by the Transfer Agent.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus and more information about exchanges among the funds.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     All of the net investment income of the Fund is expected to be declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

     Share Option -      income  distributions  and capital gains  distributions
                         reinvested in additional shares.
     Income Option -     income   distributions  and  short-term  capital  gains
                         distributions  paid in cash;  long-term  capital  gains
                         distributions reinvested in additional shares.
     Cash Option -       income  distributions  and capital gains  distributions
                         paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----

     The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Since the investment income of the Fund is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. Capital gains distributions may be taxable at different rates depending on how long the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
---------------------

     The Fund is a diversified series of The Gannett Welsh & Kotler Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on April 30, 1996. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, to manage the Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The Fund pays the Adviser a fee at the annual rate of .75% of the average value of its daily net assets.

     David M. Carter, a Vice President and Portfolio Manager of the Adviser, is primarily responsible for managing the Fund's portfolio. Mr. Carter joined the Adviser in 1998. From 1997 to 1998, he worked as an associate for the Lens Fund, where he was responsible for identifying and evaluating potential investments in corporations across all major industries. From 1995 to 1997, he was a student at the University of Chicago Graduate School of Business where he earned a Masters of Business Administration degree. Prior to that, he was an analyst in Debt Capital Markets at Chase Manhattan Corp.



DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including;

     o payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares;
     o expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent;
     o expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;

     o expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; and
     o expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. Because these fees are paid out as the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

CALCULATION OF SHARE PRICE
--------------------------

     On each day that the Trust is open for business, the share price (NAV) of the shares of the Fund is determined as of the close of the regular session of trading on the Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its NAV might be materially affected. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the Exchange on the day the securities are being valued,
(3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of each Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.


THE GANNETT WELSH & KOTLER FUNDS
GW&K GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------

                                                                       Year          Year          Year         Period
                                                                       Ended         Ended         Ended         Ended
                                                                     Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,
                                                                       2000          1999          1998         1997(A)
                                                                     --------      --------      --------      --------
Per share data for a share outstanding throughout each period:
--------------------------------------------------------------

Net asset value at beginning of period                               $   9.76      $  10.12      $  10.23      $  10.00
                                                                     --------------------------------------------------

Income from investment operations:

    Net investment income                                                0.57          0.45          0.56          0.50
    Net realized and unrealized gains (losses) on investments           (0.18)        (0.09)        (0.05)         0.23
                                                                     --------      --------      --------      --------
Total from investment operations                                         0.39          0.36          0.51          0.73
                                                                     --------      --------      --------      --------

Less distributions:

    Dividends from net investment income                                (0.56)        (0.45)        (0.56)        (0.50)
    Distributions in excess of net investment income                    (0.13)        (0.24)        (0.04)           --
    Return of capital                                                      --         (0.03)           --            --
    Distributions from net realized gains                                  --            --         (0.02)           --
                                                                     --------      --------      --------      --------
Total distributions                                                     (0.69)        (0.72)        (0.62)        (0.50)
                                                                     --------      --------      --------      --------

Net asset value at end of period                                     $   9.46      $   9.76      $  10.12      $  10.23
                                                                     ========      ========      ========      ========

RATIOS AND SUPPLEMENTAL DATA:

Total return                                                             4.13%         3.68%         5.07%         7.50%(C)
                                                                     ========      ========      ========      ========

Net assets at end of period (000s)                                   $ 35,021      $ 29,742      $ 35,312      $ 24,855
                                                                     ========      ========      ========      ========

Ratio of next expenses to average net assets(B)                          1.00%         1.00%         1.00%         0.97%(D)

Ration of net investment income to average net assets                    6.01%         6.62%         5.40%         6.19%(D)

Portfolio turnover rate                                                    26%           27%           37%           44%(D)

(A) Represents the period from the initial public offering of shares (December 16, 1996) through September 30, 1997.
(B) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 1.37%, 1.31%, 1.36%, and 1.47% (D) for the periods ended September 30, 2000, 1999, 1998 and 1997, respectively.
(C)  Not annualized.
(D)  Annualized

THE GANNETT WELSH & KOTLER FUNDS
222 Berkeley Street
Boston, Massachusetts 02116

BOARD OF TRUSTEES
Zoe Aponte
Benjamin H. Gannett
Morton S. Grossman
Harold G. Kotler
Timothy P. Neher
Josiah A. Spaulding, Jr.
Allan Tofias

INVESTMENT ADVISER
GANNETT WELSH & KOTLER, INC.
222 Berkeley Street
Boston, Massachusetts 02116
617-236-8900

Shareholder Service
-------------------
Nationwide: (Toll-Free) 888-GWK-FUND
                       (888-495-3863)

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquires about the Fund, please call 1-888-GWK-FUND (1-888-495-3863).

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1- 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. Copies of information on the Commission's Internet site may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549- 0102.

                               [Logo]   The
                                        Gannett
                                        Welsh &
                                        Kotler
                                        Funds

                         GW&K Government Securities Fund


                                   Prospectus
                                February 1, 2001


                                  No-Load Fund

                        THE GANNETT WELSH & KOTLER FUNDS
                        --------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                February 1, 2001

                                GW&K Equity Fund
                           GW&K Small Cap Growth Fund
                           GW&K Large Cap Growth Fund
                         GW&K Government Securities Fund

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectuses dated February 1, 2001. A copy of each Fund's Prospectus can be obtained by writing the Trust at 222 Berkeley Street, Boston, Massachusetts 02116, or by calling the Trust nationwide toll-free 888-GWK-FUND (888-495-3863).

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                        The Gannett Welsh & Kotler Funds
                               222 Berkeley Street
                           Boston, Massachusetts 02116

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----
THE TRUST ..................................................................   3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS ..............................   4

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS ....................  14

INVESTMENT LIMITATIONS .....................................................  17

TRUSTEES AND OFFICERS ......................................................  19

THE INVESTMENT ADVISER .....................................................  21

DISTRIBUTION PLAN ..........................................................  22

SECURITIES TRANSACTIONS ....................................................  23

PORTFOLIO TURNOVER .........................................................  25

CALCULATION OF SHARE PRICE .................................................  25

TAXES ......................................................................  25

REDEMPTION IN KIND .........................................................  26

HISTORICAL PERFORMANCE INFORMATION .........................................  27

PRINCIPAL SECURITY HOLDERS .................................................  29

CUSTODIAN ..................................................................  30

AUDITORS ...................................................................  30

INTEGRATED FUND SERVICES, INC ..............................................  30

THE DISTRIBUTOR ............................................................  31

ANNUAL REPORT ..............................................................  32

THE TRUST
---------

     The Gannett Welsh & Kotler Funds (the "Trust") was organized as a Massachusetts business trust on April 30, 1996. The Trust is an open-end, management investment company which currently offers four diversified series of shares to investors: the GW&K Equity Fund, the GW&K Small Cap Growth Fund, the GW&K Large Cap Growth Fund and the GW&K Government Securities Fund (referred to individually as a "Fund" and collectively as the "Funds").

     Each Fund has its own investment objective and policies. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of each Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular series. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

     On December 10, 1996, prior to the offering of its shares to the public, the GW&K Equity Fund exchanged its shares for portfolio securities of GW&K Equity Fund, L.P., a Delaware limited partnership (the "Partnership"), after which the Partnership dissolved and distributed the Fund shares received pro rata to its partners, along with cash received from the sale of portfolio securities.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectuses appears below:

     MAJORITY. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of either Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

     SECURITIES. The GW&K Equity Fund intends primarily to purchase the securities of industry-leading companies. The Fund may, however, also invest in less well-known companies, such as companies not widely followed by investment analysts or companies that are thinly traded.

     U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations, which include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage
Association,  the Federal  Home Loan  Mortgage  Corporation,  the  Student  Loan
Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually maturing in from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated in one of the three highest categories by either Moody's Investors Service, Inc. (Prime-1, Prime-2 or Prime-3) or Standard & Poor's Ratings Group (A-1, A-2 or A-3), or which, in the opinion of the Adviser, is of equivalent investment quality. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group ("S&P") has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2, or A-3.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by commercial banks, national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     The GW&K Government Securities Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments of the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will. The coupon rates of mortgage-backed securities are lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1%. When prevailing interest rates increase, the value of the mortgage-backed securities may decrease, as do other non-redeemable debt securities. However, when interest rates decline, the value of mortgage-backed securities may not rise on a comparable basis with other non-redeemable debt securities.

     Mortgage-backed securities include certificates issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of FNMA only. They are not backed by the full faith and credit of the U.S. Treasury but the U.S. Treasury may extend credit to FNMA through discretionary purchases of its securities. The average life of the mortgages backing newly issued FNMA Certificates is approximately 10 years. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government whose stock is owned by the Federal Home Loan Banks. Certificates issued by FHLMC represent interests in mortgages from its portfolio. FHLMC guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and FHLMC does not have authority to borrow from the U.S. Treasury. The average life of the mortgages backing newly issued FHLMC Certificates is approximately 10 years. The Government National Mortgage Association ("GNMA") Certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The guarantee of payments under GNMA Certificates is backed by the full faith and credit of the United States. The average life of the mortgages backing newly issued GNMA Certificates is approximately 12 years.

     The GW&K Government Securities Fund may also purchase mortgage-backed securities issued by financial institutions, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. The most common structure of a CMO contains four classes of securities; the first three pay interest at their stated rates beginning with the issue date, the final one is typically an accrual class (or Z bond). The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities. The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns.

     The GW&K Government Securities Fund may also invest in stripped mortgage-backed securities, which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa, and could even lose its entire investment. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not developed for certain stripped mortgage-backed securities. The Fund will not invest more than 15% of its net assets in stripped mortgage-backed securities and CMOs for which there is no established market and other illiquid securities. The Fund may invest more than 15% of its net assets in stripped mortgage-backed securities and CMOs deemed to be liquid if the Adviser determines, under the direction of the Board of Trustees, that the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. Pursuant to the position of the staff of the Securities and Exchange Commission, the Fund will not invest more than 5% of its total assets in any CMO which is an investment company under the 1940 Act and will not invest more than 10% of its total assets in all such CMOs and securities of other investment companies.

     The rate of return on mortgage-backed securities such as GNMA, FNMA and FHLMC Certificates, CMOs and stripped mortgage-backed securities may be affected by the rate of early prepayment of principal on the underlying loans. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage banks, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance, guarantees, and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets the GW&K Government Securities Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if the Adviser determines that the securities meet the Fund's quality standards. The Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid. The Adviser will, consistent with the Fund's investment objective, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     The GW&K Government Securities Fund may also purchase other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile ReceivablesSM ("CARS"SM) and Credit Card Receivable Securities. CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are "passed-through" monthly to certificate holders, and are guaranteed up to certain  amounts  by a  letter  of  credit  issued  by a  financial  institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment or losses on CARS if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage, or loss of the vehicles securing the contracts, or other factors. Credit Card Receivable Securities are backed by receivables from revolving credit card agreements. Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are automobile contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying Accounts and the non-occurrence of specified events. The Internal Revenue Code of 1986, which phased out the deduction for consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related security, and reducing its yield. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on the weighted average life and yield. Credit card holders are entitled to the protection of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder. The Fund will not invest more than 15% of its net assets in asset-backed securities for which there is no established market and other illiquid securities.

     STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

     STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

     LOWER-RATED SECURITIES. The GW&K Equity Fund, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund may invest in securities convertible into common stock (such as convertible bonds and convertible preferred stocks) without regard to quality ratings assigned by rating organizations such as Moody's and S&P. Lower-rated securities (commonly called "junk bonds"), i.e., securities rated below Baa by Moody's or below BBB by S&P, or the equivalent, will have speculative characteristics (including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market). Because lower-rated securities have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for such securities and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of lower-rated securities may exercise redemption or call provisions, which may force the Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return for investors. Neither the GW&K Equity Fund, the GW&K Large Cap Growth Fund nor the GW&K Small Cap Growth Fund currently intend to invest more than 5% of their respective net assets in lower-rated securities. If subsequent to its purchase by a Fund, the reduction of a security's rating below Baa or BBB causes the Fund to hold more than 5% of its net assets in lower-rated securities, the Adviser will sell a sufficient amount of such lower-rated securities, subject to market conditions and the Adviser's assessment of the most opportune time for sale, in order to lower the percentage of the Fund's net assets invested in such securities to 5% or less.

     WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE-ANNOUNCED BASIS. The GW&K Government Securities Fund may purchase debt obligations on a "when-issued" or "to-be-announced" basis. The Fund will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. In addition, the Fund may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, the Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). No interest accrues to the Fund until settlement. Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

     When the time comes for the Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although the Fund will only make commitments to purchase securities on a when-issued or TBA basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and the largest and, in the Adviser's judgment, most creditworthy primary U.S. Government securities dealers. A Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations or other liquid high-grade debt obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may, from time to time, lend its portfolio securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. It is the present intention of the Trust, which may be changed without shareholder approval, that loans of portfolio securities will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. Securities lending will afford the Funds the opportunity to earn additional income because the Funds receive amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Funds will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     BORROWING AND PLEDGING. Each Fund may borrow money from banks provided that, immediately after any such borrowings, there is asset coverage of 300% for all borrowings of the Fund. Each Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is each Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to limit its borrowings to 5% of its total assets only for emergency or extraordinary purposes and not for leverage.

     FOREIGN SECURITIES. Subject to each Fund's investment policies and quality and maturity standards, the Funds may invest in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Because the Funds may invest in foreign securities, investment in the Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     The GW&K Equity Fund, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund will invest primarily in domestic equity securities, although any one or more may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which such bank or trust company holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments for any of the foregoing funds, the Adviser will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the particular Fund invests. The GW&K Government Securities Fund may invest in U.S. dollar-denominated fixed-income securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks. The GW&K Government Securities Fund will not invest more than 15% of its net assets in foreign securities which, in the opinion of the Adviser, are not readily marketable and other illiquid securities.

     REAL ESTATE SECURITIES. The GW&K Government Securities Fund will not invest in real estate (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of REITs it may acquire, the Fund does not presently intend to invest more than 5% of its net assets in REITs.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The GW&K Equity Fund, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund may purchase warrants and rights, provided that the Fund does not presently intend to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC and CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and

CC the  highest  degree of  speculation.  While such bonds will likely have some
quality  and   protective   characteristics,   these  are  outweighed  by  large
uncertainties or major risk exposures to adverse conditions.

     C - The rating C is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B and CCC - Preferred stock rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC - The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C - A preferred stock rated C is a non-paying issue.

     D - A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

     The limitations applicable to each Fund are:

     1. BORROWING MONEY. The Fund will not borrow money, except from a bank, provided that immediately after any such borrowing there is asset coverage of 300% for all borrowings of the Fund.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings. Deposit of payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets.

     3. MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions). The deposit of funds in connection with transactions in options, futures contracts, and options on such contracts will not be considered a purchase on "margin."

     4. SHORT SALES. The Fund will not make short sales of securities, or maintain a short position, other than short sales "against the box."

     5. COMMODITIES. The Fund will not purchase or sell commodities or commodity contracts including futures, except that the Fund may purchase or sell put or call options, financial futures contracts and related options.

     6. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

     7. REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate, (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities or (c) readily marketable interests in real estate investment trusts.

     8. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

     9. INDUSTRY CONCENTRATION. The Fund will not invest more than 25% of its total assets in any particular industry.

     10. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

     The Trust does not intend to pledge, mortgage or hypothecate the assets of any Fund. The Trust does not intend to make short sales of securities "against the box" as described in investment limitation 4 (above). The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     Other current investment policies of each Fund, which are not fundamental and which may be changed by action of the Board of Trustees without shareholder approval, are as follows:

     1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities.

     2. INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control or management.

     3. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

     4. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

     5. VOTING SECURITIES OF ANY ISSUER. The Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.


                                                                  Compensation
Name                               Age     Position Held         From the Trust
----                               ---     -------------         --------------
*Harold G. Kotler                  56      President/Trustee       $        0
*Benjamin H. Gannett               58      Treasurer/Trustee                0
+Zoe Aponte                        44      Trustee                      8,000
Morton S. Grossman                 77      Trustee                      5,500
Timothy P. Neher                   53      Trustee                      5,500
+Josiah A. Spaulding, Jr.          49      Trustee                      8,000
+Allan Tofias                      70      Trustee                      8,000
Irwin M. Heller                    54      Secretary                        0


* Messrs. Kotler and Gannett, as principals of Gannett Welsh & Kotler, Inc., the Trust's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

+    Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     HAROLD G. KOTLER, 222 Berkeley Street, Boston, Massachusetts, is President and a principal of the Adviser. He previously was a Principal and the President of GSD, Inc., the General Partner of the GW&K Equity Fund, L.P. (a limited partnership investing in equity securities and the predecessor entity to the GW&K Equity Fund). He is also a director of ICON Consulting (a software consulting company).

     BENJAMIN H. GANNETT, 222 Berkeley Street, Boston, Massachusetts, is Executive Vice President and Treasurer of the Adviser. He previously was a Principal of GSD, Inc.


     ZOE APONTE, 1747 Glenbrook Place, Fayetteville, Arkansas, is the Manager of MBA and Diversity Recruitment for Wal-Mart Stores, Inc. She previously was an Associate Director of Reebok International Ltd. (a sportswear company).


     MORTON S. GROSSMAN, P.O. Box 110, Quincy, Massachusetts, is Chairman of the Board of The Grossman Companies, Inc. (a real estate management company).

     TIMOTHY P. NEHER, The Pilot House, Lewis Wharf, Boston, Massachusetts, is Vice-Chairman of Continental Cablevision, Inc. (a telecommunications company) and a Director of The Golf Channel, Inc. (a golf broadcasting company). He previously was a Director of Turner Broadcasting, Inc.

     JOSIAH A. SPAULDING, JR., 270 Tremont Street, Boston, Massachusetts, is the President and Chief Executive Officer of The Wang Center for the Performing Arts (an entertainment company).

     ALLAN TOFIAS, 2044 Beacon Street, Newton, Massachusetts, is a Certified Public Accountant. Since January 1998, his principal occupation has been as a consultant. He founded one of the largest regional accounting firms in the Northeast. Mr. Tofias is also a Director of Rowe Companies (a retailer and manufacturer), and a Director of One Price Clothing, Inc. (a retail chain of clothing stores).

     IRWIN M. HELLER, 177 Hampshire Road, Wellesley, Massachusetts, is a Partner of Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, PC (a law firm).

     Each non-interested Trustee receives an annual retainer of $2,000 and a $1,000 fee for each Board meeting and Audit Committee meeting attended and is reimbursed for travel and other expenses incurred in the performance of his or her duties.

THE INVESTMENT ADVISER
----------------------


     Gannett Welsh & Kotler, Inc. (the "Adviser") is the Trust's investment manager. Messrs. Kotler and Gannett are the controlling shareholders and are principals of the Adviser and, as such, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Under the terms of the investment advisory agreement between the Trust and the Adviser, the Adviser manages the Funds' investments. The GW&K Small Cap Growth Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets. The GW&K Equity Fund and the GW&K Large Cap Growth Fund each pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of their respective average daily net assets. The GW&K Government Securities Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets. For the fiscal years ended September 30, 2000, 1999 and 1998 and, the GW&K Equity Fund paid advisory fees of $755,785 (net of voluntary fee waivers of $68,634), $521,783 (net of voluntary fee waivers of $62,000) and $384,880 (net of voluntary fee waivers of $75,000), respectively. For the fiscal years ended September 30, 2000, 1999 and 1998, the GW&K Government Securities Fund paid advisory fees of $114,488 (net of voluntary fee waivers of $114,130), $153,571 (net of voluntary fee waivers of $106,000) and $112,824 (net of voluntary fee waivers of $104,000), respectively. From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the Adviser voluntarily waived its entire advisory fee of $3,493 for the GW&K Large Cap Growth Fund and also reimbursed other Fund operating expenses in the amount of $19,112. From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the Adviser voluntarily waived its entire advisory fee of $3,151 for the GW&K Small Cap Growth Fund and also reimbursed other Fund operating expenses in the amount of $19,414.


     In addition to the advisory fee, the Funds are responsible for the payment of all expenses incurred in connection with the organization and operations of the Funds, including such fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Adviser are paid by the Adviser.

     By its terms, the Trust's investment advisory agreements have an initial term of two years and will remain in force from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Trust's investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. Each investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The names "Gannett Welsh & Kotler" and "GW&K" are property rights of the Adviser. The Adviser may use the names "Gannett Welsh & Kotler" and "GW&K" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the names "Gannett Welsh & Kotler" or "GW&K" if the Adviser ceases to be employed as the Trust's investment manager.

DISTRIBUTION PLAN
-----------------

     As stated in each Fund's Prospectus, the Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.


     The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of each Fund. Unreimbursed expenses will not be carried over from year to year. For the fiscal year ended September 30, 2000, neither the GW&K Equity Fund nor the GW&K Government Securities Fund incurred any distribution expenses. From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund accrued distribution expenses of $873 and $630, respectively.


     Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

     The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     As principals of the Adviser, Messrs. Gannett and Kotler may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------


     Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal periods ended September 30, 2000, 1999 and 1998, the GW&K Equity Fund paid brokerage commissions of $63,435, $51,341 and $54,920, respectively. From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund paid brokerage commissions of $1,193 and $1,752, respectively.

     Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the GW&K Government Securities Fund are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Fund will consist primarily of dealer or underwriter spreads.

     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may consider sales of shares of each Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of each Fund.

     The Adviser may aggregate purchase and sale orders for the Funds and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Funds and its other clients. The Adviser will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared on a pro rata basis.


CODE OF ETHICS. The Trust, the Adviser and the Trust's principal underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which permits Fund personnel to invest in securities for their own accounts. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

PORTFOLIO TURNOVER
------------------

     A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes"). Although the annual portfolio turnover rate of each Fund cannot be accurately predicted, the Adviser anticipates that it normally will not exceed 100% for each Fund, but may be either higher or lower. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.


     Generally, each Fund does not intend to use short-term trading as a primary means of achieving its investment objective and intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. For the fiscal years ended September 30, 2000, 1999 and 1998, the portfolio turnover rate was 38%, 28% and 30%, respectively, for the GW&K Equity Fund and 26%, 27% and 37%, respectively, for the GW&K Government Securities Fund. From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the annualized portfolio turnover rates for the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund were 38% and $21%, respectively.


CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in either Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES
-----

     Each  Fund's   Prospectus   describes   generally   the  tax  treatment  of
distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.


     The GW&K Equity Fund, the GW&K Government Securities Fund, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund have qualified and intend to continue to qualify annually for the special tax treatment afforded a "regulated investment company" under

Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of September 30, 2000, the GW&K Government Securities Fund had capital loss carryforwards for federal income tax purposes of $1,409,502, none of which expire prior to September 30, 2006. In addition, the Fund elected to defer until its subsequent tax year $21,851 of net realized capital losses incurred after October 31, 1999. The GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund had capital loss carryforwards for federal income tax purposes of $7,380 and $21,204, respectively, none of which expires prior to September 30, 2008. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.


     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholdings or demonstrates an exemption from withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment

Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                          n
                                 P (1 + T) = ERV

Where:

P =       a hypothetical initial payment of $1,000
T =       average annual total return
n =       number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)


The calculation of average annual total return assumes the reinvestment of all dividends and distributions and, with respect to the GW&K Equity Fund, will include the performance of the Partnership prior to December 10, 1996. With respect to the GW&K Equity Fund, it should be noted that: (1) the quoted performance data includes performance for periods before the Fund's registration statement became effective; (2) the Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") during such periods and therefore was not subject to certain investment restrictions imposed by the 1940 Act; and (3) if the Fund had been registered under the 1940 Act during such periods, performance may have been adversely affected. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the GW&K Government Securities Fund for the one year period ended September 30, 2000 and the period since inception (December 16, 1996) until September 30, 2000 are 4.13% and 5.37%, respectively. The average annual total returns of the GW&K Equity Fund for the periods ended September 30, 2000 are as follows:

               1 Year                                         55.53%
               5 Years                                        25.33%
               Since Inception (August 1, 1991)               19.84%

From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the total returns of the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund were 0.50% and -8.40%, respectively.

     Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     From time to time, each of the Funds may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                           Yield = 2[(a-b/cd + 1) - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period


Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The yields of the GW&K Equity Fund and the GW&K Government Securities Fund for September, 2000 were -0.02% and 6.44%, respectively. The yields of the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund for September 2000 were -0.67% and 0.22%, respectively.


     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages.

     From time to time each Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. Each Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, a Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. Each Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index and the Russell 2000 Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Russell 2000 Average, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that a Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------


     As of January 12, 2001, the Wang Center for the Performing Arts, TTEE Designate Endowment, c/o Mr. Joseph A. Spaulding, Jr., 270 Tremont Street, Boston, Massachusetts 02116, owned of record 7.82% of the outstanding shares of the GW&K Government Securities Fund.

     As of January 12, 2001, Luis Raposo, 55 Deer Run Road, Wrentham, Massachusetts 02093 owned of record 19.14%, Gannett Welsh & Kotler, Inc., Retirement Plan, 222 Berkeley Street, Boston, Massachusetts 02116, owned of record 14.29%, NFSC fbo Customers, 200 Liberty Street, One World Plaza, New
York, New York 10281, owned of record 9.16%, Gannett Welsh & Kotler, 222 Berkeley Street, Boston, Massachusetts 02116 owned of record 8.47%, and John H. Fisher, 30 Catlin Road, Brookline, Massachusetts 02146, owned of record 8.41% of the outstanding shares of the GW&K Large Cap Growth Fund.

     As of January 12, 2001, Gannett Welsh & Kotler, Inc., Retirement Plan, 222 Berkeley Street, Boston, Massachusetts 02116, owned of record 22.98% and NFSC fbo Customers, 200 Liberty Street, One World Plaza, New York, New York 10281, owned of record 6.77 % of the GW&K Small Cap Growth Fund.

     As of January 12, 2001, the Trustees and officers of the Trust as a group owned of record or beneficially 7.65% of the outstanding share of the GW&K Small Cap Growth Fund, and as a group they owned less than 1% of the outstanding shares of each of the other Funds.


CUSTODIAN
---------

     Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111, has been retained to act as Custodian for the Funds' investments. Investors Bank and Trust acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Arthur Andersen, LLP has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2001. Arthur Andersen, LLP performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.

INTEGRATED FUND SERVICES, INC.
------------------------------


     The Trust has retained Integrated Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio, to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. The Transfer Agent is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. The Transfer Agent maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives for its services as transfer agent a fee payable monthly at an annual rate of $17 per account from the GW&K Equity Fund, the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund, and $21 per account from the GW&K Government Securities Fund, provided, however, that the minimum fee is $1,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.


     The Transfer Agent also provides accounting and pricing services to the Funds. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, each Fund pays the Transfer Agent a fee in accordance with the following schedule:

         Average Monthly Net Assets                    Monthly Fee
         --------------------------                    -----------

               0 - $ 50,000,000                           $2,000
              50 -  100,000,000                            2,500
             100 -  250,000,000                            3,000
            Over    250,000,000                            4,000

In addition, each Fund pays all costs of external pricing services.


     In addition, the Transfer Agent is retained to provide administrative services to the Funds. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays the Transfer Agent a fee at the annual rate of .10% of the average value of its daily net assets up to $100,000,000, .075% of such assets from $100,000,000 to $200,000,000 and .05% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $1,000 per month for each Fund. During the fiscal years ended September 30, 2000, 1999 and 1998, the Transfer Agent received administrative fees of $82,436, $58,285, and $46,066, respectively, from the GW&K Equity Fund and $30,454, $34,608 and $28,882, respectively, from the GW&K Government Securities Fund. From July 1, 2000, the date of initial public offering of shares, through September 30, 2000, the Transfer Agent received administrative fees of $2,162 and $2,113 from the GW&K Large Cap Growth Fund and the GW&K Small Cap Growth Fund, respectively.

THE DISTRIBUTOR
---------------

     IFS Fund Distributors, Inc. (the "Distributor"), an affiliate of the Transfer Agent, has entered into an underwriting agreement with the Trust to serve as the principal underwriter of each Fund and the exclusive agent for the distribution of each Fund's shares. The Distributor will serve as the statutory underwriter for the direct sale of the shares of each Fund to the public, and will be responsible for contracting and managing relationships with investment dealers. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.


     The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement described above. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

ANNUAL REPORT
-------------


     The Fund's financial statements as of September 30, 2000, which have been audited by Arthur Anderson LLP, are attached to this Statement of Additional Information.

                        THE GANNETT WELSH & KOTLER FUNDS


PART C.   OTHER INFORMATION
          -----------------

Item 23.  Financial Statements and Exhibits
--------  ---------------------------------

     (a)  (i)   Agreement and Declaration of Trust*

          (ii)  Amendment No. 1 to Agreement & Declaration of Trust*

          (iii) Amendment No. 2 to Agreement & Declaration of Trust

     (b)  Bylaws*

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

     (d)  (i)   Advisory  Agreement  with  Gannett  Welsh &  Kotler,  Inc.  with respect  to  the  GW&K  Equity  Fund  and  the  GW&K  Government
                Securities Fund*

          (ii) Advisory Agreement with Gannett Welsh & Kotler, Inc. with respect to the GW&K Large Cap Fund and the GW&K Small Cap Fund

     (e) Underwriting Agreement between The Gannett Welsh & Kotler Funds and IFS Fund Distributors, Inc.

     (f)  Inapplicable

     (g)  Custody Agreement with Investors Bank & Trust Company*

     (h)  (i)   Administration Agreement with Integrated Fund Services, Inc.*

          (ii)  Accounting  Services  Agreement with  Integrated  Fund Services,
                Inc.*

          (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Integrated Fund Services, Inc.*

     (i)  Opinion and Consent of Counsel*

     (j)  Consent of Independent Public Accountants

     (k)  Inapplicable

     (l)  (i)   Agreement Relating to Initial Capital with Harold G. Kotler*

          (ii)  Agreement Relating to Initial Capital with Edward B. White*

     (m)  Plan of Distribution Pursuant to Rule 12b-1*

     (n)  Inapplicable

     (o)  Inapplicable

     (p)  (i)   Code of Ethics of The Gannett  Welsh & Kotler  Funds and Gannett
                Welsh & Kotler, Inc.*

          (ii)  Code of Ethics of IFS Fund Distributors, Inc.

--------------------------------

*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.

Item 24.  Persons Controlled by or Under Common Control with Registrant
--------  -------------------------------------------------------------

          None

Item 25.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (disabling conduct). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, and Gannett Welsh & Kotler, Inc. (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The Adviser was the investment adviser to the GW&K Equity Fund, L.P., the predecessor entity to the GW&K Equity Fund.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i)    Harold  G.  Kotler  - A  Principal  and  President  of the
                      Adviser.

                      President of the Registrant. Formerly, a Principal and the President of GSD, Inc., the General Partner of the GW&K Equity Fund, L.P., the predecessor entity to the GW&K Equity Fund.

               (ii) Benjamin H. Gannett - A Principal and Executive Vice President and Treasurer of the Adviser.

                      Treasurer of the Registrant. Formerly, a Principal of GSD, Inc.

               (iii) Edward B. White - A Principal and Senior Vice President of the Adviser.

                      Formerly, a Principal of GSD, Inc.

               (iv) Nancy G. Angell - A Principal and Senior Vice President of the Adviser.

               (v) Jeanne M. Skettino, CFA - A Principal and Senior Vice President of the Adviser.

               (vi)   Jackson O. Welsh - Senior Vice President of the Adviser.

               (vii)  Thomas  F.  X.  Powers  -  Senior  Vice  President  of the
                      Adviser.

               (viii) John B. Fox - Senior Vice President of the Adviser.

               (ix)   Thomas J. Duff, CFA - Vice President of the Adviser.

               (x)    Karen Brack Gadbois, CFA - Vice President of the Adviser.

               (xi)   James W. Karamourtopoulos - Vice President of the Adviser.

               (xii)  Janet M. Owens - Vice President of the Adviser.

               (xiii) T. Williams Roberts, III - Vice President of the Adviser.

               (xiv)  Ruth A. Rivard - Vice President of the Adviser.

               (xv)   Martin R. Tourginy - Vice President of the Adviser.

               (xvi)  Stephen H. Weiss - Vice President of the Adviser.

               (xvii) David M. Carter - Vice President of the Adviser.

               (xviii)Melissa  E.   Haskell-DeTerra  -  Vice  President  of  the
                      Adviser.

               (xix)  Luis M. Raposo - Vice President of the Adviser.

               (xx)   Vache H.  Astarjian  -  Assistant  Vice  President  of the
                      Adviser.

               (xxi)  Charles  Devens  III -  Assistant  Vice  President  of the
                      Adviser.

               (xxii) Mark  R.  Gudaitis  -  Assistant  Vice  President  of  the
                      Adviser.

               (xxiii)Christopher  P. LaBarre - Assistant  Vice President of the
                      Adviser.

               (xxiv) Michelle S.  Morrell -  Assistant  Vice  President  of the
                      Adviser.

               (xxv)  Bruce  M.  Pickett  -  Assistant  Vice  President  of  the
                      Adviser.

               (xxvi) Elizabeth  A.  Shea  -  Assistant  Vice  President  of the
                      Adviser.

Item 27.  Principal Underwriters
--------  ----------------------

          (a) IFS Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open-end investment companies:
               The Appleton Funds, Brundage, Story and Rose Investment Trust, The Bjurman Funds, The James Advantage Funds, The Westport Funds, The Caldwell & Orkin Funds, Inc., Profit Funds Investment Trust, the Lake Shore Family of Funds and UC Investment Trust.

          (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

                        Position                                   Position
                        with                                       with
        Name            Distributor                                Registrant
        ----            -----------                                ----------

William F. Ledwin       Director                                   None

Jill T. McGruder        President/Director                         None

Scott A. Englehart      President                                  None

Maryellen Peretzky      Senior Vice President/                     None
                        Chief Administrative Officer/Secretary

Terrie A. Wiedenheft    Senior Vice President/                     None
                        Chief Financial Officer/Treasurer

Tina D. Hosking         Vice President/Associate                   Assistant
                        General Counsel                            Secretary

Roy E. Rogers           Vice President, Client Relations           None

Elizabeth A. Santen     Assistant Vice President, Legal            None

Jennifer Baronsky       Director of Compliance                     None

James J. Vance          Assistant Treasurer                        None

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 222 Berkeley Street, Boston, Massachusetts 02116 as well as at the offices of the Registrant's transfer agent located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
-------   -------------------------------------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of Rule 485 or one for which the Securities and Exchange Commission has approved a Filing under paragraph
(b)(1)(vii) of Rule 485, has occurred since the effective date of its most recent post-effective amendment to its registration statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 31st day of January, 2001.

                                        THE GANNETT WELSH & KOTLER FUNDS

                                        By: /s/ Harold G. Kotler
                                            -------------------------------
                                        Harold G. Kotler
                                        President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature                        Title               Date
   ---------                        -----               ----

/s/ Harold G. Kotler                President           January 31, 2001
-----------------------------       and Trustee
Harold G. Kotler


/s/ Benjamin H. Gannett             Treasurer           January 31, 2001
-----------------------------       and Trustee
Benjamin H. Gannett


                                    Trustee
-----------------------------
Zoe Aponte*


                                    Trustee              By: /s/ Tina D. Hosking
-----------------------------                                -------------------
Morton S. Grossman*                                          Tina D. Hosking
                                                             Attorney-in-Fact*
                                                             January 31, 2001
                                    Trustee
-----------------------------
Timothy P. Neher*


                                    Trustee
-----------------------------
Josiah A. Spaulding, Jr.*


                                    Trustee
-----------------------------
Allan Tofias*

                                INDEX TO EXHIBITS
                                -----------------

(a)  (i)   Agreement and Declaration of Trust*

     (ii)  Amendment No. 1 to Agreement & Declaration of Trust*

     (iii) Amendment No. 2 to Agreement & Declaration of Trust

(b)  Bylaws*

(c)  Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d)  (i)   Advisory Agreement with Gannett Welsh & Kotler,  Inc. with respect to the GW&K Equity Fund and the GW&K Government Securities Fund*

     (ii) Advisory Agreement with Gannett Welsh & Kotler, Inc. with respect to the GW&K Large Cap Fund and the GW&K Small Cap Fund

(e) Underwriting Agreement between the Gannett Welsh & Kotler Funds and IFS Fund Distributors, Inc.

(f)  Inapplicable

(g)  Custody Agreement*

(h)  (i)   Administration Agreement*

     (ii)  Accounting Services Agreement*

     (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(i)  Opinion and Consent of Counsel*

(j)  Consent of Independent Public Accountants

(k)  Inapplicable

(l)  (i)   Agreement Relating to Initial Capital*

     (ii)  Agreement Relating to Initial Capital*

(m)  Plan of Distribution Pursuant to Rule 12b-1*

(n)  Financial Data Schedules were filed with Registrant's Form N-SAR

(o)  Inapplicable

(p)  (i)   Code of Ethics of the Gannett  Welsh & Kotler Funds and Gannett Welsh
           & Kotler, Inc.*

     (ii)  Code of Ethics of IFS Fund Distributors, Inc.

----------------------------
*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.